Acquisitions - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 21, 2021 USD ($) shares	Apr. 06, 2021 USD ($) shares	Jan. 11, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Goodwill				$ 10,757	$ 0
Research and Development in Process				5,030	0
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles				2,800
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Current Assets				1,200
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities				100
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments [Abstract]
Income tax benefit				(10,537)	$ 31
Contractual Agreement Assets [Member]
Business Acquisition [Line Items]
Discount rate			25
developed technology member
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles				1,700
Uber CPN [Member]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments [Abstract]
Measurement Period Adjustment Increase in Deferred Tax Liability				$ 16,700
Series C Redeemable Convertible Preferred Stock
Business Acquisition [Line Items]
Stock issued during period, shares, acquisitions | shares		2,677,200	8,924,009
Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Stock issued during period, shares, acquisitions | shares	340,000
Share-based compensation arrangement award vesting period				6 years
Uber Elevate [Member]
Business Acquisition [Line Items]
Business combination, share price | $ / shares			$ 8.70
Business combination, consideration transferred			$ 77,600
Non cash compensation expense			5,000	$ 5,000
Debt conversion converted instrument amount			$ 75,000
Derivative, Fixed Interest Rate			5.00%
Debt converted into common stock | shares			7,716,780
Accrued and unpaid interest on the debt			$ 2,200
Estimated fair value of Uber Elevate			$ 20,000
Decrease in preliminary value percentage of intangible assets			23.0
Preliminary value percentage of intangible assets			37.0
Estimated fair value of contractual agreement asset			$ 49,500
Goodwill			10,800
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments [Abstract]
Measurement Period Adjustment Increase in Goodwill				5,800
Measurement Period Adjustment Increase in Deferred Tax Assets				6,200
Increase in contractual asset				4,700
Income tax benefit				10,500
Uber Elevate [Member] | Contractual Agreement Assets [Member]
Business Acquisition [Line Items]
Estimated fair value of contractual agreement asset			49,500
Uber Elevate [Member] | Uber CPN [Member]
Business Acquisition [Line Items]
Debt conversion converted instrument amount			$ 75,000
Derivative, Fixed Interest Rate			5.00%
Net redemptions of public stockholders			$ 500
Uber Elevate [Member] | Uber CPN [Member] | Maximum
Business Acquisition [Line Items]
Debt Instrument Fair Value			$ 74,500
Uber Elevate [Member] | Research And Development Expense [Member]
Business Acquisition [Line Items]
Non cash compensation expense				4,600
Uber Elevate [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Non cash compensation expense				$ 400
Uber Elevate [Member] | Series C Redeemable Convertible Preferred Stock
Business Acquisition [Line Items]
Stock issued during period, shares, acquisitions | shares				8,924,009
Business combination, share price | $ / shares				$ 8.70
Debt instrument, term			2 years
Uber Elevate [Member] | Series C Redeemable Convertible Preferred Stock | Contractual Agreement Assets [Member]
Business Acquisition [Line Items]
Cash payments	$ 2,800	$ 5,000
Fair value of aggregate with business acquisitions		23,900
Share based compensation		23,900
Uber Elevate [Member] | Restricted Stock Units (RSUs) [Member] | Contractual Agreement Assets [Member]
Business Acquisition [Line Items]
Fair value of aggregate with business acquisitions	$ 2,400
Share based compensation		$ 2,400
Uber Elevate [Member] | Restricted Stock Units (RSUs) [Member] | Series C Redeemable Convertible Preferred Stock
Business Acquisition [Line Items]
Share-based compensation arrangement award vesting period		6 years
First Acquisition
Business Acquisition [Line Items]
Research and Development in Process				$ 5,000
First Acquisition | Contractual Agreement Assets [Member] | Acquired Current Liabilities [Member]
Business Acquisition [Line Items]
Payment to acquire research and development of assets in process		$ 100
First Acquisition | Contractual Agreement Assets [Member] | Acquired Current Assets [Member]
Business Acquisition [Line Items]
Payment to acquire research and development of assets in process		100
First Acquisition | Research And Development Expense [Member]
Business Acquisition [Line Items]
Cash payments		$ 5,000